Lincoln Life & Annuity Company of New York:
Lincoln Life & Annuity Flexible Premium Variable Life Account M

Supplement Dated April 30, 2007
To the Prospectus for Products:

Lincoln VULDB

The information in this supplement updates and amends certain information contained in the last Product Prospectus you received.  Keep this supplement with your Prospectus for reference.

Lincoln Life has created and made available to you new Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as “underlying funds”.  Please refer to the prospectus for each underlying fund, which is included in Part 2, for comprehensive information on the underlying funds.  The following information is added to the “Funds” section of your prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

•                  LVIP Wilshire 2010 Profile Fund (Standard Class)*: Total return.

(Subadvised by Wilshire Associates Incorporated)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Wilshire 2020 Profile Fund (Standard Class)*: Total return.

(Subadvised by Wilshire Associates Incorporated)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Wilshire 2030 Profile Fund (Standard Class)*: Total return.

(Subadvised by Wilshire Associates Incorporated)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Wilshire 2040 Profile Fund (Standard Class)*: Total return.

(Subadvised by Wilshire Associates Incorporated)

This fund will be available as of May 21, 2007. Consult your financial adviser.

* The Lincoln Variable Insurance Products Trust LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund, as well as LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, and LVIP Wilshire Moderately Aggressive Profile Fund are “Fund of Funds” and as such purchase shares of other mutual funds rather than directly investing in debt and equity securities. As a result, Fund of Funds may have higher expenses than mutual funds which invest directly in debt and equity securities.

The following replaces Table III in the “Charges and Fees” section of your product prospectus:

Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund assets)

Total Annual Operating Expenses	Minimum	Maximum

Total management fees, distribution and/or service (12b-1) fees, and other expenses.	0.29%	1.55%	(4)

(4) Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 0.27%. These waivers and reductions generally extend through April 30, 2008 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.

The following paragraph is added to the “Market Timing” section of the Prospectus:

Market Timing

Under the SEC rules, we are required to: (1) enter into written agreement with each underlying fund or its principal underwriter that obligates us to provide to the underlying fund promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the underlying fund to restrict or prohibit further purchases or transfers by specific policy owners who violate excessive trading policies established by the underlying fund.

Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the underlying fund’s investment adviser, the underlying fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds in which the Separate Account invests, including any refusal or restriction on purchases or redemptions of the Sub-Account units as a result of the funds’ own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1-2 business days of the day on which we receive notice of the refusal. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some underlying funds also may impose redemption fees on short-term trading (i.e., redemptions of underlying fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the underlying funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.

SUPP–07.12	GW N-6 – Funds (LNY M Pre-Elite)

Lincoln Life & Annuity Company of New York:

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Supplement Dated April 30, 2007

To the Prospectus for Products:

Lincoln VULcv-II Elite Series        Lincoln VULcv-III Elite Series

Lincoln VULFLEX Elite Series        Lincoln VULDB Elite Series

Lincoln VULDB-II Elite Series

The information in this supplement updates and amends certain information contained in the last Product Prospectus you received.  Keep this supplement with your Prospectus for reference.

Lincoln Life has created and made available to you new Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as “underlying funds”.  Please refer to the prospectus for each underlying fund, which is included in Part 2, for comprehensive information on the underlying funds.  The following information is added to the “Funds” section of your prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

•                  LVIP Capital Growth Fund (Standard Class): Capital appreciation.
(Subadvised by Wellington Management Company, LLP)
This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Cohen & Steers Global Real Estate Fund (Standard Class): Total return.
(Subadvised by Cohen & Steers Capital Management)
This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Delaware Special Opportunities Fund (Standard Class): Capital appreciation.
(Subadvised by Delaware Management Company)
This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Marsico International Growth Fund (Standard Class): Long-term capital appreciation.
(Subadvised by Marsico Capital Management, LLC)
This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP MFS® Value Fund (Standard Class): Long-term growth of capital.
(Subadvised by Massachusetts Financial Services Company)
This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Mid-Cap Growth Fund (Standard Class): Capital appreciation.
(Subadvised by Turner Investment Partners)
This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Mid-Cap Value Fund (Standard Class): Long-term capital appreciation.
(Subadvised by Wellington Management Company, LLP)
This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Small-Cap Index Fund (Standard Class): Capital appreciation.
(Subadvised by Mellon Capital Management Corporation)
This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP T. Rowe Price Growth Stock Fund (Standard Class): Long-term growth of capital.
(Subadvised by T. Rowe Price Associates, Inc.)
This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Templeton Growth Fund (Standard Class): Long-term growth of capital.
(Subadvised by Templeton Investment Counsel, LLC)
This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Value Opportunities Fund (Standard Class): Long-term capital appreciation.
(Subadvised by Dalton, Greinger, Hartman, Maher & Co.)
This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Wilshire 2010 Profile Fund (Standard Class)*: Total return.
(Subadvised by Wilshire Associates Incorporated)
This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Wilshire 2020 Profile Fund (Standard Class)*: Total return.
(Subadvised by Wilshire Associates Incorporated)
This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Wilshire 2030 Profile Fund (Standard Class)*: Total return.
(Subadvised by Wilshire Associates Incorporated)
This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Wilshire 2040 Profile Fund (Standard Class)*: Total return.
(Subadvised by Wilshire Associates Incorporated)
This fund will be available as of May 21, 2007. Consult your financial adviser.

* The Lincoln Variable Insurance Products Trust LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund, as well as LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, and LVIP Wilshire Moderately Aggressive Profile Fund are “Fund of Funds” and as such purchase shares of other mutual funds rather than directly investing in debt and equity securities. As a result, Fund of Funds may have higher expenses than mutual funds which invest directly in debt and equity securities.

The following replaces Table III in the “Charges and Fees” section of your product prospectus:

Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund assets)

Total Annual Operating Expenses	Minimum	Maximum
Total management fees, distribution and/or service (12b-1) fees, and other expenses.	0.29%	4.61	%(4)

(4) Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 3.43%. These waivers and reductions generally extend through April 30, 2008 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.

The following paragraph is added to the “Market Timing” section of the Prospectus:

Market Timing

Under the SEC rules, we are required to: (1) enter into written agreement with each underlying fund or its principal underwriter that obligates us to provide to the underlying fund promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the underlying fund to restrict or prohibit further purchases or transfers by specific policy owners who violate excessive trading policies established by the underlying fund.

Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the underlying fund’s investment adviser, the underlying fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds in which the Separate Account invests, including any refusal or restriction on purchases or redemptions of the Sub-Account units as a result of the funds’ own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1-2 business days of the day on which we receive notice of the refusal. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some underlying funds also may impose redemption fees on short-term trading (i.e., redemptions of underlying fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the underlying funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.